Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party [Abstract]
Related Party

Note 7 – Related Party

Officer compensation

During the three months ended March 31, 2026 and 2025, the Company recorded $60,163 and $38,840, respectively for living expenses for officers of the Company under general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

During the three months ended March 31, 2026 and 2025, the Company recorded $45,000 and $34,000, respectively, in insurance and consulting services to board members of the Company under general and administrative expenses in the accompanying condensed consolidated statements of operations and comprehensive loss. As of March 31, 2026 and December 31, 2025, the Company owed board members $10,000 and $0, respectively, for consulting services. This amount is included in accounts payable and accrued liabilities on the accompanying condensed consolidated balance sheets.

The April 20 2023 Loan Agreement

On April 20, 2023, the Company entered into a loan agreement (the “April 2023 Loan Agreement”) with Arthur Rosen, who would subsequently, in August 2025, be named a director of the Company (the “April 2023 Lender”), whereby Mr. Rosen issued the Company a promissory note of $130,000 (the “April 2023 Note”). Pursuant to the April 2023 Loan Agreement, the April 2023 Note has an effective interest rate of 18%. The maturity date of the April 2023 Note was April 26, 2023 (the “April 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2023 Loan Agreement were due.

In May 2024, Mr. Rosen agreed to extend the maturity date of the April 2023 Note until December 28, 2024 in exchange for warrants to purchase 3,778 shares of the Company’s common stock at an exercise price of $35.00, together valued at $177,560.

The May 2024 modification of the note was accounted for as a debt modification under ASC 470-50, with no gain or loss recognized and the carrying amount of the note unchanged. The fair value of the warrants issued $177,560 was recorded as an additional debt discount. The full amount of this debt discount was amortized during the year ended December 31, 2024.

On December 30, 2024, the Lender agreed to extend the maturity date of the April 2023 Note until March 31, 2025. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On July 8, 2025, the Lender agreed to extend the maturity date of the April 2025 Note to December 31, 2025. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On December 30, 2025, the Lender agreed to extend the maturity date of the April 2023 Note to June 30, 2026. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

During the three months ended March 31, 2026 and 2025, the Company recorded $1,333 and $1,809 in interest expense, respectively. As of March 31, 2026 and December 31, 2025, this note is outstanding.

The December 30, 2024 Loan Agreement

On December 30, 2024, the Company entered into a Loan Agreement with CEO Jeremy Frommer, where the Company consolidated the outstanding notes with Mr. Frommer (the February 22 Loan Agreement, the March 26 Loan Agreement, and the June 13 Loan Agreement). The Company issued the promissory note with a principal amount of $117,614, the sum of the balances of the three consolidated notes. The note has a maturity date of February 28, 2026.

The Company accrues interest at the rate of 20% per annum on the outstanding balance of the note. During the three months ended March 31, 2026 and 2025, the Company recorded $1,086 and $1,809 of interest expense, respectively.

On March 30, 2025, the Lender agreed to extend the maturity date of the December 30, 2024 Note until February 28, 2026.

The December 30, 2024 Loan Agreement with Jeremy Frommer matured on February 28, 2026 and entered into default. On March 30, 2026, the outstanding principal and accrued interest were repaid in full, and the lender waived all default interest and related penalties. This note is no longer outstanding as of the date of this filing as of March 31, 2026.

The February 27, 2025 Loan Agreement

On February 27, 2025, as part of the acquisition of Flewber Global, Inc., the Company assumed a demand loan between Flewber Global, Inc. and its CEO, Marc Sellouk in the amount of $365,000 (the “February 27, 2025 Note”). The Company formalized the loan through a written agreement (the “February 27, 2025 Loan Agreement”). The Loan Agreement has a maturity date of February 27, 2026 and accrues interest at a flat monthly rate of $3,000 per month. During the three months ended March 31, 2026 and March 31, 2025, the Company recorded $9,000 and $3,156 in interest expense, respectively.

In connection with the sale of Fly Flyte Inc., see Note 10 – Acquisitions, Investments and Disposals, on March 9, 2026 the February 27, 2025 Note, with a carrying value of $361,143, was derecognized upon the divestiture, as the obligor under the note was the entity included in the disposal group. All accrued interest had been paid prior to the closing, and no material accrued interest remained outstanding at the date of sale. Upon the loss of control and deconsolidation of the divested entity in accordance with ASC 810-10-40, the note was removed from the Company’s condensed consolidated balance sheet, and its carrying value was included in the net assets disposed of in the determination of the loss on sale. Accordingly, as of December 31, 2025, the February 27, 2025 Note was outstanding, and as of March 31, 2026, it was no longer outstanding.

Note 8 – Related Party

Officer compensation

During the years ended December 31, 2025 and 2024, the Company paid $171,316 and $153,004, respectively for living expenses for officers of the Company under general and administrative expenses in the consolidated statements of operations.

During the years ended December 31, 2025 and 2024, the Company paid $58,750 and $0 in insurance and consulting services to board members of the Company, respectively, under general and administrative expenses in the consolidated statements of operations.

The April 20 2023 Loan Agreement

On April 20, 2023, the Company entered into a loan agreement (the “April 2023 Loan Agreement”) with Arthur Rosen, who would subsequently, in August 2025, be named a director of the Company (the “April 2023 Lender”), whereby Mr. Rosen issued the Company a promissory note of $130,000 (the “April 2023 Note”). Pursuant to the April 2023 Loan Agreement, the April 2023 Note has an effective interest rate of 18%. The maturity date of the April 2023 Note was April 26, 2023 (the “April 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2023 Loan Agreement were due.

In May 2024, Mr. Rosen agreed to extend the maturity date of the April 2023 Note until December 28, 2024 in exchange for warrants to purchase 3,778 shares of the Company’s common stock at an exercise price of $35.00, together valued at $177,560.

The May 2024 modification of the note was accounted for as a debt modification under ASC 470-50, with no gain or loss recognized and the carrying amount of the note unchanged. The fair value of the warrants issued ($177,560) was recorded as an additional debt discount. The full amount of this debt discount was amortized during the year ended December 31, 2024, which is included within accretion of debt discount and issuance cost in the consolidated statements of operations.

On December 30, 2024, the Lender agreed to extend the maturity date of the April 2023 Note until March 31, 2025. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On July 8, 2025, the Lender agreed to extend the maturity date of the April 2023 Note to December 31, 2025. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On December 30, 2025, the Lender agreed to extend the maturity date of the April 2023 Note to June 30, 2026. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

As of December 31, 2025 and 2024, the Loan had a principal balance of $31,213 and $41,213 respectively and interest balance of $3,024 and $7,521, respectively. During the years ended December 31, 2025 and 2024, the note accrued $5,503 and $7,521 in interest, respectively.

During the years ended December 31, 2025 and 2024, the Company paid $10,000 and $0 in principal and $10,000 and $0 in interest towards the note, respectively.

As of December 31, 2025, this note is outstanding.

The December 30, 2024 Loan Agreement

On December 30, 2024, the Company entered into a Loan Agreement with CEO Jeremy Frommer, where the Company consolidated the outstanding notes with Mr. Frommer (the February 22 Loan Agreement, the March 26 Loan Agreement, and the June 13 Loan Agreement). The Company issued the promissory note with a principal amount of $117,615, the sum of the balances of the three consolidated notes. The note has a maturity date of February 28, 2026.

The Company accrues interest at the rate of 20% per annum on the outstanding balance of the note. During the years ended December 31, 2025 and 2024, this note accrued $13,943 and $64 of interest, respectively.

On March 30, 2025, the Lender agreed to extend the maturity date of the December 30, 2024 Note until February 28, 2026.

During the year ended December 31, 2025, the Company paid $93,649 in principal and $14,007 in interest towards the note.

As of December 31, 2025, this note is outstanding.

The February 27, 2025 Loan Agreement

On February 27, 2025, as part of the acquisition of Flewber Global, Inc., the Company assumed a demand loan between Flewber Global, Inc. and its CEO, Marc Sellouk in the amount of $365,000. The Company formalized the loan through a written agreement (the “February 27, 2025 Loan Agreement”). The Loan Agreement has a maturity date of February 27, 2026 and accrues interest at a flat monthly rate of $3,000 per month.

During the year ended December 31, 2025, the note accrued $29,984 in interest.

During the year ended December 31, 2025, the Company paid $3,554 in principal and $27,239 towards interest of this note.

As of December 31, 2025, this note is outstanding.

The Second June 4, 2025 Loan Agreement

On June 4, 2025, the Company entered into a loan agreement (the “First June 4, 2025 Loan Agreement”) with Jeremy Frommer, whereby Mr. Frommer issued the Company a promissory note of $12,500 (the “First June 4, 2025 Notes”). The note has a maturity date of June 30, 2025.

As additional consideration, Mr. Frommer was issued 1,875 5-year warrants to purchase the Company’s common stock at an exercise price of $20.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,477 to the debt instrument (52%) and $6,023 to the warrants (48%). The Company recorded a $6,023 debt discount over the life of the note. As of December 31, 2025 the discount has been fully amortized.

During the year ended December 31, 2025, the Company repaid $12,500 towards the principal of this note and satisfied the balance.

As of December 31, 2025, this note is no longer outstanding.

The October 21, 2025 Loan Agreement

On October 21, 2025, the Company entered into a loan agreement (the “October 21, 2025 Loan Agreement”) with Jeremy Frommer, whereby Mr. Frommer issued the company a promissory note of $14,000. The note has a maturity date of December 31, 2025. In addition, the company recorded a $12,069 debt discount associated with the issuance of warrants, which is being amortized over the life of the note.

As additional consideration, Mr. Frommer was issued 17,500 5-year warrants to purchase the Company’s common stock at an exercise price of $20.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $1,931 to the debt instrument (14%) and $12,069 to the warrants (86%).

On October 30, 2025, the Company repaid $14,000 towards the principal of this note and satisfied the balance, at which the debt discount was fully amortized.

As of December 31, 2025, this note is no longer outstanding.

The November 3, 2025 Loan Agreement

On November 3, 2025, the Company entered into a loan agreement (the “November 3, 2025 Loan Agreement”) with Jeremy Frommer, whereby Mr. Frommer issued the company a promissory note of $12,100. The note has a maturity date of November 15, 2025. In addition, the company recorded a $10,314 debt discount associated with the issuance of warrants, which is being amortized over the life of the note.

As additional consideration, Mr. Frommer was issued 12,050 5-year warrants to purchase the Company’s common stock at an exercise price of $20.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $1,786 to the debt instrument (15%) and $10,314 to the warrants (85%).

On November 10, 2025, the Company repaid $12,100 towards the principal of this note and satisfied the balance, at which point the debt discount has been fully amortized.

As of December 31, 2025, this note is no longer outstanding.